Submission	Aug. 04, 2026
Submission [Line Items]
Central Index Key	0000737875
Registrant Name	FIRST KEYSTONE CORP
Form Type	S-3
Submission Type	S-3D
Fee Exhibit Type	EX-FILING FEES